Annual Fund Operating Expenses	Jan. 28, 2026
Keeley Gabelli Small Cap Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Keeley Gabelli Small Cap Dividend Fund | Keeley Gabelli Small Cap Dividend Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	1.29%
Keeley Gabelli Small Cap Dividend Fund | Keeley Gabelli Small Cap Dividend Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	1.04%
Keeley Gabelli SMID Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Keeley Gabelli SMID Cap Value Fund | Keeley Gabelli SMID Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.43%
Keeley Gabelli SMID Cap Value Fund | Keeley Gabelli SMID Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.18%
Keeley Gabelli Mid Cap Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Keeley Gabelli Mid Cap Dividend Fund | Keeley Gabelli Mid Cap Dividend Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	1.20%
Keeley Gabelli Mid Cap Dividend Fund | Keeley Gabelli Mid Cap Dividend Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	0.95%

[1]	The Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.29% for Class A Shares and 1.04% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. Any reimbursements or fee waivers made by the Adviser to the Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its expense cap agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser will only be entitled to recoup such amounts for a period of three years following any such waiver or reimbursement. The waiver is in effect through February 28, 2027, and the Adviser cannot discontinue the agreement prior to its expiration.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[3]	The Adviser has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. Any reimbursements or fee waivers made by the Adviser to the Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its expense cap agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser will only be entitled to recoup such amounts for a period of three years following any such waiver or reimbursement. The waiver is in effect through February 28, 2027, and the Adviser cannot discontinue the agreement prior to its expiration.
[4]	The Adviser has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.20% for Class A Shares and 0.95% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. Any reimbursements or fee waivers made by the Adviser to the Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its expense cap agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser will only be entitled to recoup such amounts for a period of three years following any such waiver or reimbursement. The waiver is in effect through February 28, 2027, and the Adviser cannot discontinue the agreement prior to its expiration.